Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total		$ 16,132,567
2023
Balance		16,132,567	$ 34,395,070
Additions		237,564	2,886,753
Disposals		(6,216)	(12,568,102)	[1]
Depreciation expenses		(507,026)	(5,897,753)
Reclassification		(1,649)
Net exchange differences		23,725	(2,683,401)
Balance		15,878,965	16,132,567
Total		15,878,965	16,132,567
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost		29,743,685	58,387,165
2023
Cost			29,743,685
Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		(13,611,118)	(23,992,095)
2023
Accumulated depreciation			(13,611,118)
Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total		16,132,567	34,395,070
2023
Total			16,132,567
Cost [Member]
2023
Cost		29,465,655
Accumulated depreciation [Member]
2023
Accumulated depreciation		(13,586,690)
Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost		29,743,685
2023
Cost			29,743,685
Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		(13,611,118)
2023
Accumulated depreciation			(13,611,118)
Land [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total	[2]	12,718,015
2023
Balance	[2]	12,718,015	14,110,197
Additions	[2]
Disposals	[2]			[1]
Depreciation expenses	[2]
Reclassification	[2]
Net exchange differences	[2]	19,287	(1,392,182)
Balance	[2]	12,737,302	12,718,015
Total	[2]	12,737,302	12,718,015
Land [member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost	[2]	12,718,015	14,110,197
2023
Cost	[2]		12,718,015
Land [member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	[2]
2023
Accumulated depreciation	[2]
Land [member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total	[2]	12,718,015	14,110,197
2023
Total	[2]		12,718,015
Land [member] | Cost [Member]
2023
Cost	[2]	12,737,302
Land [member] | Accumulated depreciation [Member]
2023
Accumulated depreciation	[2]
Land [member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost	[2]	12,718,015
2023
Cost	[2]		12,718,015
Land [member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	[2]
2023
Accumulated depreciation	[2]
Buildings and structures [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total	[2]	2,400,646
2023
Balance	[2]	2,400,646	2,721,367
Additions	[2]	10,600	24,368
Disposals	[2]			[1]
Depreciation expenses	[2]	(76,102)	(78,172)
Reclassification	[2]
Net exchange differences	[2]	2,657	(266,917)
Balance	[2]	2,337,801	2,400,646
Total	[2]	2,337,801	2,400,646
Buildings and structures [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost	[2]	3,246,249	3,575,363
2023
Cost	[2]		3,246,249
Buildings and structures [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	[2]	(845,603)	(853,996)
2023
Accumulated depreciation	[2]		(845,603)
Buildings and structures [Member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total	[2]	2,400,646	2,721,367
2023
Total	[2]		2,400,646
Buildings and structures [Member] | Cost [Member]
2023
Cost	[2]	3,261,934
Buildings and structures [Member] | Accumulated depreciation [Member]
2023
Accumulated depreciation	[2]	(924,133)
Buildings and structures [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost	[2]	3,246,249
2023
Cost	[2]		3,246,249
Buildings and structures [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	[2]	(845,603)
2023
Accumulated depreciation	[2]		(845,603)
Transportation equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total		5,697
2023
Balance		5,697	12,074
Additions
Disposals		(2,408)		[1]
Depreciation expenses		(3,248)	(5,343)
Reclassification
Net exchange differences		(41)	(1,034)
Balance			5,697
Total			5,697
Transportation equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost		31,504	34,953
2023
Cost			31,504
Transportation equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		(25,807)	(22,879)
2023
Accumulated depreciation			(25,807)
Transportation equipment [Member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total		5,697	12,074
2023
Total			5,697
Transportation equipment [Member] | Cost [Member]
2023
Cost		21,773
Transportation equipment [Member] | Accumulated depreciation [Member]
2023
Accumulated depreciation		(21,773)
Transportation equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost		31,504
2023
Cost			31,504
Transportation equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		(25,807)
2023
Accumulated depreciation			(25,807)
Office equipment [member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total		842,350
2023
Balance		842,350	4,173,648
Additions		108,851	653,628
Disposals		(3,808)	(2,590,890)	[1]
Depreciation expenses		(263,500)	(1,329,350)
Reclassification		(1,649)
Net exchange differences		(964)	(64,686)
Balance		681,280	842,350
Total		681,280	842,350
Office equipment [member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost		1,635,691	7,238,662
2023
Cost			1,635,691
Office equipment [member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		(793,341)	(3,065,014)
2023
Accumulated depreciation			(793,341)
Office equipment [member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total		842,350	4,173,648
2023
Total			842,350
Office equipment [member] | Cost [Member]
2023
Cost		1,700,073
Office equipment [member] | Accumulated depreciation [Member]
2023
Accumulated depreciation		(1,018,793)
Office equipment [member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost		1,635,691
2023
Cost			1,635,691
Office equipment [member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation		(793,341)
2023
Accumulated depreciation			(793,341)
Other equipment [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total	[3]	165,859
2023
Balance	[3]	165,859	13,377,784
Additions	[3]	118,113	2,208,757
Disposals	[3]		(9,977,212)	[1]
Depreciation expenses	[3]	(164,176)	(4,484,888)
Reclassification	[3]
Net exchange differences	[3]	2,786	(958,582)
Balance	[3]	122,582	165,859
Total	[3]	122,582	165,859
Other equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost	[3]	12,112,226	33,427,990
2023
Cost	[3]		12,112,226
Other equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	[3]	(11,946,367)	(20,050,206)
2023
Accumulated depreciation	[3]		(11,946,367)
Other equipment [Member] | Total [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Total	[3]	165,859	13,377,784
2023
Total	[3]		165,859
Other equipment [Member] | Cost [Member]
2023
Cost	[3]	11,744,573
Other equipment [Member] | Accumulated depreciation [Member]
2023
Accumulated depreciation	[3]	(11,621,991)
Other equipment [Member] | Cost [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Cost	[3]	12,112,226
2023
Cost	[3]		12,112,226
Other equipment [Member] | Accumulated depreciation [Member]
Property, Plant and Equipment (Details) - Schedule of Property, Plant and Equipment [Line Items]
Accumulated depreciation	[3]	$ (11,946,367)
2023
Accumulated depreciation	[3]		$ (11,946,367)

[1]	Information relating to purchase of treasury shares by transferring property, plant and equipment, as part of considerations, with Koh Sih-Ping, the former Director and CEO of the Company, is provided in Note 38.
[2]	Information relating to property, plant and equipment that were pledged to others as collaterals is provided in Note 39.
[3]	Other equipment primarily includes big data platform for image analytics, data storage equipment and server equipment.